Schedule of Common Stock Shares Reserved for Issuance and Shares Available for Grant (Detail) - shares	Dec. 31, 2017	Mar. 31, 2017
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares of common stock reserved for issuance under the plans	3,048,877
Shares of common stock available for future grants	1,891,231
Predecessor
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares of common stock reserved for issuance under the plans		1,900,769
Shares of common stock available for future grants		505,221